Commitments and Contingencies - Summary of Future Minimum Lease Payments under Finance and Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Leases
Remainder of 2025	$ 7,164
2026	9,232	$ 7,337
2027	7,163	7,342
2028	6,484	7,163
2029	6,217	6,484
2030 and thereafter	8,663
Total minimum lease payments	44,923	43,206
Less amount representing interest	13,956	14,590
Present value of minimum lease payments	30,967	28,616
Less current portion	5,454	3,434	$ 599
Long-term portion	25,513	25,182	3,292
Operating Leases
Remainder of 2025	20,705
2026	24,474	27,835
2027	22,016	24,474
2028	16,232	22,016
2029	13,820	16,232
2030 and thereafter	30,592
Total minimum lease payments	127,839	134,969
Less amount representing interest	40,356	43,362
Present value of minimum lease payments	87,483	91,607
Less current portion	16,233	16,479	13,650
Long-term portion	$ 71,250	$ 75,128	$ 65,158